AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 55,092	$ 23,651
Accumulated net unrealized gain/(loss)	569	(327)
Carrying value	$ 55,661	$ 23,324